RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Due To/From Related Parties

Stingray Group, Inc. (“Stingray”) is an existing shareholder with board representation. The Company has a music subscription sharing agreement with Stingray. For the three months ended June 30, 2024, and 2023, the amounts earned from the subscription agreement were approximately $109,000 and $176,000, respectively. For the six months ended June 30, 2024, and 2023, the amounts earned from the subscription agreement were approximately $349,000 and $394,000, respectively. These amounts were included as a component of net sales in the accompanying condensed consolidated statements of operations. On June 30, 2024, the Company had approximately $1,000 due to Stingray. On December 31, 2023, the Company had approximately $269,000 due from Stingray for music subscription reimbursement.

During the three and six months ended June 30, 2024, the Company advanced $415,000 to SemiCab for working capital. As of June 30, 2024, the company had approximately $415,000 due from SemiCab. (See Note 2).

NOTE 19 – RELATED PARTY TRANSACTIONS

Financing

On November 20, 2023, the Company the Company entered into an agreement to sell $2,000,000 in common stock through a private placement of common stock (the “Private Placement”). The Private Placement was completed with two Affiliates, (Stingray Group, Inc. and Jay Foreman), both of which were existing shareholders with Board representation (See Note 13 – November 2023 Private Placement).

Due To/From Related Parties

The Company has a music subscription sharing agreement with Stingray. For the transition year ended December 31, 2023, and 2022, the Company received music subscription revenue of approximately $600,000 and $500,000, respectively. For the fiscal years ended March 31, 2023, and 2022, this amount was approximately $700,000 and $500,000, respectively. This amount was included as a component of net sales in the accompanying consolidated statements of operations.

On December 31, 2023, and March 31, 2023, the Company had approximately $269,000 and $218,000, respectively, due from Stingray for music subscription reimbursement.

At March 31, 2023, the Company had travel and entertainment expense reimbursements due from Ault Alliance, Inc., a former parent company, of approximately $21,000. There was nothing due to or from Ault Alliance, Inc. on December 31, 2023.

Semi Cab Inc [Member]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

DUE TO/FROM RELATED PARTIES

During the years ended December 31, 2023 and 2022, the Company owed $712,000 and $385,000, respectively, to Ajesh Kapoor in the form of shareholder notes. see Note 6 – Credit Arrangements

On March 31, 2023, the Company had approximately $712,000 in principal plus accrued interest, due to Ajesh Kapoor, the founder and primary shareholder in SemiCab.